Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Other income and expenditure:
Interest payable on core structural borrowings		$ (172)	$ (200)	[1]	$ (328)
Adjusted operating profit		2,893	2,722		3,233
Short-term fluctuations in investment returns		(774)	(3,420)		(458)
Amortisation of acquisition accounting adjustments under IFRS 4					(5)
(Loss) gain attaching to corporate transactions		(22)	55		(94)
Profit (loss) before tax attributable to shareholders' returns		2,097	(643)	[1]	2,676
Tax charge attributable to shareholders' returns		(385)	(354)	[1]	(462)
Profit (loss) for the year		1,712	(997)	[2],[3]	2,214	[2],[4]
Loss from discontinued US operations	[5]				(5,027)
Profit (loss) for the year		1,712	(997)	[1]	(2,813)
Attributable to:
Equity holders of the Company: From continuing operations		1,701	(1,007)		2,192
Equity holders of the Company: Based on loss from discontinued US operations					(4,234)
Profit (loss) attributable to equity holders of the Company		1,701	(1,007)	[1]	(2,042)
Non-controlling interests: From continuing operations		11	10		22
Non-controlling interests: From discontinued US operations					(793)
Profit (loss) attributable to non-controlling interests		11	10	[1]	(771)
Profit (loss) for the year		$ 1,712	$ (997)	[1]	$ (2,813)
Basic earnings per share
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		$ 0.890	$ 0.794		$ 1.015
Based on profit continuing operations (in USD per share)		$ 0.621	$ (0.368)		0.834
Based on loss from discontinued US operations (in USD per share)	[5]				$ (1.611)
Loss attaching to corporate transactions, related to demerger		$ (22)	$ 55	[1]	$ (35)
Loss arising on reinsurance transaction undertaken by the Hong Kong business					(59)
Minimum | Debt securities and loans
Basic earnings per share
Longer-term rates of return (as a percent)		2.80%	2.80%
Minimum | Equity-type securities
Basic earnings per share
Longer-term rates of return (as a percent)		8.60%	8.60%
Maximum | Debt securities and loans
Basic earnings per share
Longer-term rates of return (as a percent)		8.40%	7.80%
Maximum | Equity-type securities
Basic earnings per share
Longer-term rates of return (as a percent)		15.70%	15.70%
Insurance operations
Other income and expenditure:
Profit (loss) for the year		$ 2,099	$ (494)
Attributable to:
Profit (loss) for the year		$ 2,099	(494)
Hong Kong
Basic earnings per share
Share of estate within with-profits fund		10.00%
Operating segments
Other income and expenditure:
Adjusted operating profit		$ 3,517
Profit (loss) for the year		2,353	(260)		3,085
Operating segments | CPL
Other income and expenditure:
Adjusted operating profit		368	271		343
Profit (loss) for the year		(366)	(275)
Operating segments | Hong Kong
Other income and expenditure:
Adjusted operating profit		1,013	1,162		975
Profit (loss) for the year		976	(742)		1,068
Operating segments | Indonesia
Other income and expenditure:
Adjusted operating profit		221	205		446
Profit (loss) for the year		156	108		362
Operating segments | Malaysia
Other income and expenditure:
Adjusted operating profit		305	340		350
Profit (loss) for the year		257	178		265
Operating segments | Singapore
Other income and expenditure:
Adjusted operating profit		584	570		663
Profit (loss) for the year		512	(7)		394
Operating segments | Growth markets and other
Other income and expenditure:
Adjusted operating profit		746	728		932
Profit (loss) for the year		775	314		434
Operating segments | Eastspring
Other income and expenditure:
Adjusted operating profit		280	260		314
Profit (loss) for the year		254	234		284
Material reconciling items
Other income and expenditure:
Net investment return and other items		(21)	(44)		21
Interest payable on core structural borrowings		(172)	(200)		(328)
Corporate expenditure		(230)	(276)		(298)
Total other expenditure		(423)	(520)		(605)
Restructuring and IFRS 17 implementation costs		(201)	(294)		(185)
Material reconciling items | Insurance and asset management operations
Other income and expenditure:
Restructuring and IFRS 17 implementation costs		$ (81)	$ (137)		$ (101)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.
[4]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[5]	Discontinued operations for 2021 related to the US operations (Jackson) that were demerged from the Group in September 2021.